Accumulated Other Comprehensive Loss, Net Of Taxes (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Accumulated Other Comprehensive Loss, Net Of Taxes [Abstract]
Accumulated gains (losses) on derivative instruments	$ (10,114)	$ 9,911	$ 3,243
Accumulated foreign currency translation differences	(7,161)	(1,564)	(4,555)
Accumulated unrealized losses on available for sale securities	(1,553)	(5,216)	(2,291)
Unrealized pension losses	(37,398)	(21,591)	(18,810)
Accumulated other comprehensive loss	$ (56,226)	$ (18,460)	$ (22,413)